Note 14 - Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of the components and trade and other receivables [text block]
	December 31,
	2020	2019

Bullion sales receivable	4,027	2,987
VAT receivables	1,169	1,765
Deferred consideration on the disposal of subsidiary	1,099	1,991
Deposits for stores and equipment and other receivables	875	169
	7,170	6,912